Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 46,213	$ 44,516
Tier 1 capital	51,574	49,481
Total capital	59,114	56,809
Total risk-weighted assets (RWA)	$ 341,930	$ 333,502
CET1 ratio	13.50%	13.30%
Tier 1 capital ratio	15.10%	14.80%
Total capital ratio	17.30%	17.00%
Leverage ratio exposure	$ 1,205,520	$ 1,155,432
Leverage ratio	4.30%	4.30%
TLAC available	$ 107,533	$ 101,062
TLAC ratio	31.40%	30.30%
TLAC leverage ratio	8.90%	8.70%